Dividends	12 Months Ended
Jun. 30, 2018
Dividends
Dividends

12 Dividends

        Dividends paid in the year were $29,555,000 (2017: $29,525,000; 2016: $29,501,000) equivalent to $0.18 (2017: $0.18; 2016: $0.18) per share. The pounds sterling equivalents were £21,982,000 (2017: £23,295,000; 2016: £20,084,000) equivalent to £0.13 (2017: £0.14; 2016: £0.12) per share.